Leases - Lease Costs (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Operating lease cost
Total operating lease cost	$ 13.9	$ 28.6
Cost of restaurant revenue
Operating lease cost
Operating lease cost	13.7	28.3
Other operating expense
Operating lease cost
Operating lease cost	$ 0.2	$ 0.3